INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Provision for income taxes attributable to continuing or discontinued operations	$ 0	$ 0
Income tax examination description	The Company files federal, state and local income tax returns in the U.S. The Company is generally no longer subject to income tax examinations for years prior to fiscal 2018.
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 78,900,000
Operating loss carryforwards, valuation allowance, not subject to expiration	13,600,000
Operating loss carryforwards, valuation allowance			$ 65,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 39,500,000